Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending November 30, 2015:

Investment Cost Recovery Group	IRC’s Collected and Remitted
Collected: $1,816,622.23
Total	Remitted: $1,855,802.53*

*Includes $103,665.45 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $64,485.15 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of December, 2015.

ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending December 31, 2015:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,754,146.34 Remitted: $1,766,919.84*

*Includes $64,485.15 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $51,711.65 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 7th day of January, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending January 31, 2016:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,565,512.92 Remitted: $1,519,748.14 *

*Includes $51,711.65 collected in December and remitted in January. Difference between total collected and total remitted amount reflects $97,476.43 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 24th day of February, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending February 29, 2016:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,950,069.21 Remitted: $1,908,641.41 *

*Includes $97,476.43 collected in January and remitted in February. Difference between total collected and total remitted amount reflects $138,904.23 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 10th day of March, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer

For the Month Ending March 31, 2016:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,006,622.15 Remitted: $2,074,129.57 *

*Includes $138,904.23 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $71,396.81 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of April, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending April 30, 2016:

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,790,782.55 Remitted: $ 1,707,226.52 *

*Includes $71,396.81 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $154,952.84 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of May, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer